Debt	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Debt	Debt
As of June 30, 2026, the principal amount of our outstanding indebtedness totaled $43.0 billion, which excluded debt issuance costs, debt discounts and debt premium of $238 million, and our undrawn lines of credit were $11.7 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of June 30, 2026, we remained in compliance with the financial covenants across our various debt obligations.
The following table provides a summary of our indebtedness as of June 30, 2026 and December 31, 2025:

	June 30, 2026						December 31, 2025
Debt obligation	Collateral (number of assets) (a)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (b)	Maturity	Amount outstanding
Unsecured
AerCap Trust (c), AICDC (d) & AFDAC (e) Notes		$29,250,000	$—	$29,250,000	4.09%	2026-2041	$29,000,000
Revolving credit facilities (f)		9,950,000	9,925,000	25,000	—	2028-2030	25,000
Other unsecured debt		6,019,362	795,000	5,224,362	4.90%	2028-2032	5,220,452
TOTAL UNSECURED		$45,219,362	$10,720,000	$34,499,362			$34,245,452
Secured
Export credit facilities (g)	35	819,497	—	819,497	3.40%	2026-2037	1,003,129
Institutional secured term loans & secured portfolio loans	166	4,474,673	—	4,474,673	4.87%	2027-2034	5,292,379
AerFunding Revolving Credit Facility	21	1,750,000	934,167	815,833	5.07%	2031	802,836
Other secured debt	67	229,355	77,656	151,699	6.19%	2027-2041	212,466
Fair value adjustment		—	—	—			42
TOTAL SECURED		$7,273,525	$1,011,823	$6,261,702			$7,310,852
Subordinated
Subordinated Notes		2,250,000	—	2,250,000	6.69%	2055-2065	2,250,000
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,250,000
Debt issuance costs, debt discounts and debt premium				(237,536)			(240,983)
	289	$54,742,887	$11,731,823	$42,773,528			$43,565,321

(a)The assets pledged as collateral include 205 aircraft, 79 engines and five helicopters.
(b)The weighted average interest rate for our floating-rate debt of $10.2 billion is calculated based on the applicable U.S. dollar SOFR rate, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(c)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”).
(d)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”).
(e)AerCap Funding Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AFDAC”).
(f)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(g)An additional $0.9 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
15. Debt (Continued)
Additional details of the principal terms of our indebtedness can be found in our Annual Report on Form 20-F for the year ended December 31, 2025, filed with the SEC on February 12, 2026. The material changes to our indebtedness since the filing of that report, except for scheduled repayments, are described below.
AerCap Trust, AICDC and AFDAC Notes
In January 2026, AerCap Trust and AICDC co-issued $900 million aggregate principal amount of 4.125% Senior Notes due 2029 and $850 million aggregate principal amount of 4.750% Senior Notes due 2033.
In February 2026, AerCap Trust and AICDC redeemed in full the $500 million aggregate principal amount of their 4.450% Senior Notes due 2026 at a redemption price equal to 100% of the principal amount thereof plus accrued and unpaid interest.
In July 2026, AFDAC issued $900 million aggregate principal amount of 4.875% Senior Notes due 2031, and guaranteed the outstanding AerCap Trust and AICDC Notes. The AFDAC Notes are fully and unconditionally guaranteed on a senior unsecured basis by AerCap Holdings N.V., AICDC, AerCap Trust and certain other AerCap subsidiaries. As a result, the AFDAC Notes have the same overall obligor group as the AerCap Trust and AICDC Notes.
Revolving credit facilities
In March 2018, AerCap entered into a $950 million unsecured revolving and term loan facility (the “Asia Revolver”). In March 2026, AerCap amended the Asia Revolver and extended its maturity to March 2030.
Other unsecured debt
In May 2026, we amended and extended an existing unsecured term loan facility. The facility was upsized to $1.5 billion, and its maturity date was extended from November 2027 to May 2030.
In June 2026, we amended and extended an existing unsecured term loan facility. The facility was upsized to $700 million, and its maturity date was extended from September 2027 to June 2030.
Institutional secured term loans
In February 2026, AerCap prepaid in full the $400 million Hyperion institutional term loan, which was originally entered into in 2014.